UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00018

                             Ameritor Security Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                4400 MacArthur Blvd, Suite 301, Washington, DC 20007
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Ameritor Financial Corporation
               4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/2008

Date of reporting period: 6/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                    AMERITOR

                                    SECURITY
                                      TRUST

                                  ANNUAL REPORT

                                  June 30, 2008

                        An Ameritor NO-LOAD Mutual Fund

                           [LOGO] Ameritor
                                    Financial
                                      Corporation
                                        Investment Advisor

August 20, 2008

Dear Shareholder:

      As of the 12 month period ended June 30, 2008, the Fund had 2,547,753 shares outstanding and each share had an audited Net Asset Value ("NAV") of $.28. This NAV compares with a NAV of $.33 at December 30, 2007 and an audited NAV of $.37 at June 30, 2007.

      During the period ended June 30, 2008, Ameritor Financial Corporation, the Fund's Advisor, was responsible for management of the Fund's portfolio. The Fund's portfolio manager, Carole Kinney, has continued her program of fundamental investing purchasing quality securities she believes are undervalued and which have the potential for capital appreciation. She believes that this fundamental approach, combined with a well diversified portfolio having investments in over 25 market sectors is a prudent approach as the market continues it's volatility. At the same time she continues to maintain a position in cash in order to take advantage of buying opportunities during market corrections.

      At the end of the reporting period, June 30, 2008, the portfolio of investments had an $11,928 unrealized gain. However, taking into account the Fund's expenses and redemptions, which we must, the Fund was down 24.32 % for the year. This compares to a decrease of 16.19% for the Russell 2000 Index and a decrease of 12.83% for the S&P 500 Index.

      Our portfolio gains are attributable primarily to our exposure in aerospace, machinery, computer technology, oil, gas, metals and minerals, all of which were up. We had neutral performance in the medical and drug industry, retail and manufacturing sectors. And, our portfolio weakness resulted from our positions in banking and finance, airlines and e-commerce sectors, all of which were down. We hope to be able to adjust the portfolio during the fiscal year to focus on sectors having the potential for the most overall gain.

      After a positive start to the second quarter aided no doubt by the stimulus package and what appeared to be a stabilizing credit market stocks declined sharply in June. The S&P 500 ended the quarter on a bear market, down 18% from it's October 2007 high. The chief culprits continue to be oil and housing helped along nicely by the financials. Nonetheless, we continue to believe that the economy retains a solid foundation but will require a combination of carefully crafted monetary and fiscal policy to begin us on the road to expansion and growth. For this to occur Congress must be able to enact a short-term economic growth package and successfully address the challenges in the housing and credit markets as well the need to directly address the Nation's energy concerns. On top of this the Federal Reserve must carefully balance the dilemma between growth and inflation. All of this said and knowing that we cannot predict the future we remain confident that the free market ultimately will prevail and that we will start a new bull market. We hope to be able to take advantage of the opportunities presented by this market while at the same time protecting our capital through our diversification.

      As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base. These expenses impact heavily on the Fund's performance. We are making every effort to reduce our expenses and we will continue to do so in all respects. We also continue to explore avenues which may be available to increase the Fund's assets which in turn would operate to reduce the overall expense ratio and increase the Fund's performance.

      The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and our many shareholders for their support during our many years of operation.

Very truly yours,

/s/ Jerome Kinney
Jerome Kinney
President

                            TAIT, WELLER & BAKER LLP
                          Certified Public Accountants


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and
Shareholders of Ameritor Security Trust Fund
Washington, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Ameritor Security Trust Fund as of June 30, 2008 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Security Trust Fund as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with auditing standards generally accepted in the United States of America.


                                           /s/ TAIT, WELLER & BAKER LLP
                                           TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 22, 2008

AMERITOR SECURITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
June 30, 2008
--------------------------------------------------------------------------------

Sector Breakdown
--------------------------------------------------------------------------------

AEROSPACE                                                                  2.56%
AIRLINES                                                                   0.26%
APPAREL                                                                    0.57%
BANKS                                                                      6.38%
BEVERAGES                                                                  1.75%
BUILDING PRODUCTS                                                          1.83%
CABLE TV                                                                   1.04%
CELLULAR TELCOM                                                            0.83%
COAL                                                                       1.54%
COMMUNICATIONS                                                             0.68%
COMPUTERS                                                                  9.71%
E-COMMERCE                                                                 2.84%
FINANCE                                                                    1.71%
FOOD                                                                       3.22%
LODGING                                                                    1.09%
MACHINERY                                                                  1.88%
MANUFACTURING                                                              5.62%
MEDICAL                                                                   10.68%
METALS                                                                     6.19%
MINERALS                                                                   2.22%
OFFICE AUTOMATION                                                          2.47%
OFFICE SUPPLIES                                                            0.66%
OIL                                                                       19.43%
OIL & GAS                                                                  3.86%
PUBLISHING                                                                 1.11%
RECREATIONAL VEHICLES                                                      2.51%
REHAB CENTERS                                                              2.09%
RETAIL                                                                     3.00%
SAVINGS & LOAN                                                             0.31%
SEMICONDUCTORS                                                             2.67%
SHOES                                                                      0.33%
CASH EQUIVALENTS                                                           1.97%
--------------------------------------------------------------------------------
Total Investments                                                        103.01%
Liabilities in excess of other assets                                     -3.01%
--------------------------------------------------------------------------------
Total Net Assets                                                         100.00%

                          AMERITOR SECURITY TRUST FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  June 30, 2008


   Number                                                           Market
 of Shares              Description                                  Value
-------------       ------------------                           ---------------

                COMMON STOCKS:                           101.04%

                AEROSPACE                                2.56%
        300     United Technologies, Corp.                               18,510
                                                                  -------------

                AIRLINES                                 0.26%
        500     Jetblue Airways, Corp. *                                  1,865
                                                                  -------------

                APPAREL                                  0.57%
        300     Carters, Inc. *                                           4,146
                                                                  -------------

                BANKS                                    6.38%
        409     HSBC Holdings PLC - ADR                                  31,399
        350     Bank of America, Corp.                                    8,355
        200     Citigroup, Inc.                                           3,352
        200     Wachovia, Corp.                                           3,106
                                                                  -------------
                                                                         46,212

                BEVERAGES                                1.75%
        200     Pepsico, Inc.                                            12,718
                                                                  -------------

                BUILDING PRODUCTS                        1.83%
        300     Home Depot, Inc.                                          7,026
        300     Lowes Companies, Inc.                                     6,225
                                                                  -------------
                                                                         13,251

                CABLE TV                                 1.04%
        400     Comcast, Corp.                                            7,588
                                                                  -------------

                CELLULAR TELCOM                          0.83%
      1,000     Alcatel Lucent Adr *                                      6,040
                                                                  -------------

                COAL                                     1.54%
        200     Alliance Resource, LP.                                   11,136
                                                                  -------------

                COMMUNICATIONS                           0.68%
        200     Cisco Systems, Inc. *                                     4,652
         29     Nortel Networks, Corp. *                                    239
                                                                  -------------
                                                                          4,891

                COMPUTERS                                9.71%
        200     Apple, Inc. *                                            33,488
        200     International Business Machines,
                Corp.                                                    23,706
        600     Dell, Inc. *                                             13,128
                                                                  -------------
                                                                         70,322

                E-COMMERCE                               2.84%
        300     Ebay, Inc. *                                              8,199
        300     Shanda Interactive Entertainment,
                Ltd. *                                                    8,145
        300     Nutrisystem, Inc.                                         4,242
                                                                  -------------
                                                                         20,586

                FINANCE                                  1.71%
        500     Western Union, Co.                                       12,360
                                                                  -------------

                FOOD                                     3.22%
        300     Wrigley/William/Jr, Co.                                  23,334
                                                                  -------------

                LODGING                                  1.09%
        300     Marriott International, Inc.                              7,872
                                                                  -------------

                MACHINERY                                1.88%
        100     Flowserve, Corp.                                         13,670
                                                                  -------------

                MANUFACTURING                            5.62%
        400     Ingersoll Rand, Co. Ltd. CL-A                            14,972
        300     Honeywell International, Inc.                            15,084
        400     General Electric, Co.                                    10,676
                                                                  -------------
                                                                         40,732

                MEDICAL                                  10.68%
        300     Johnson & Johnson                                        19,302
        300     Novartis AG - ADR                                        16,512
        300     Medtronic, Inc.                                          15,525
        300     Wellpoint, Inc. *                                        14,298
        250     Amgen, Inc. *                                            11,790
                                                                  -------------
                                                                         77,427

                METALS                                   6.19%
        200     Freeport McMoran Copper                                  23,438
        600     Alcoa, Inc.                                              21,372
                                                                  -------------
                                                                         44,810

                MINERALS                                 2.22%
      2,000     Northern Dynasty Minerals *                              16,060
                                                                  -------------

                OFFICE AUTOMATION                        2.47%
        350     Cannon, Inc. - ADR                                       17,923
                                                                  -------------

                OFFICE SUPPLIES                          0.66%
        200     Staples, Inc.                                             4,750
                                                                  -------------

                OIL                                      9.43%
        350     Canadian Natural Resources                               35,088
        300     Schlumberger, Ltd.                                       32,229
        300     Occidental Petroleum, Corp.                              26,958
        600     CNX Gas, Corp. *                                         25,224
        400     Halliburton, Co.                                         21,228
                                                                  -------------
                                                                        140,727

                OIL & GAS                                3.86%
        300     Nabors Industries, Ltd. *                                14,769
        200     Chesapeake Energy, Corp.                                 13,192
                                                                  -------------
                                                                         27,961

                PUBLISHING                               1.11%
        200     Mcgraw Hill, Cos., Inc.                                   8,024
                                                                  -------------

                RECREATIONAL VEHICLES                    2.51%
        450     Polaris Industries, Inc.                                 18,171
                                                                  -------------

                REHAB CENTERS                            2.09%
        400     Psychiatric Solutions, Inc. *                            15,136
                                                                  -------------

                RETAIL                                   3.00%
        300     Walmart Stores, Inc.                                     16,860
        150     Walgreen, Co.                                             4,876
                                                                  -------------
                                                                         21,736

                SAVINGS & LOAN                           0.31%
        450     Washington Mutual, Inc.                                   2,218
                                                                  -------------

                SEMICONDUCTORS                           2.67%
        900     Intel, Corp.                                             19,332
                                                                  -------------

                SHOES                                    0.33%
        300     Crocs, Inc. *                                             2,403
                                                                  -------------

                Total Common Stock (Cost $719,983)                      731,911
                                                                  -------------

    Par            SHORT TERM INVESTMENTS                1.97%
-------------
     14,292     Evergreen Institutional Money
                Market Fund (Cost $14,292)                               14,292
                                                                  -------------

                TOTAL INVESTMENTS:
                (Cost: $734,275)**                       103.01%        746,203
                Liabilities in excess of other
                assets                                   (3.01%)        (21,803)
                                                         -------  -------------
                NET ASSETS                               100.00%  $     724,400
                                                         =======  =============

*   Non-income producing
** Cost for Federal income tax purposes is $734,281 and net unrealized appreciation consists of:

                Gross unrealized appreciation           $               143,577
                Gross unrealized depreciation                          (131,655)
                                                       -------------------------
                Net unrealized appreciation             $                11,922
                                                      ==========================

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
 June 30, 2008

ASSETS
  Investments at value (identified cost of $734,275) (Notes 1 & 4)                               $   746,203
  Receivables:
    Interest                                                                                              33
    Dividends                                                                                            752
    Prepaid assets                                                                                       543
                                                                                           -----------------
    TOTAL ASSETS                                                                                     747,531
                                                                                           -----------------


ACCRUED LIABILITIES
  Accrued administration fees                                                                         10,000
  Accrued transfer agent fees                                                                          1,936
  Accrued advisory fees                                                                                  626
  Accrued expenses                                                                                    10,569
                                                                                           -----------------
    TOTAL LIABILITIES                                                                                 23,131
                                                                                           -----------------

NET ASSETS                                                                                       $   724,400
                                                                                           =================

    NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($724,400/2,547,753 shares outstanding)                                    $      0.28
                                                                                           =================

    At June 30, 2008, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
    Paid in capital                                                                              $ 3,354,445
    Accumulated realized losses on investments                                                    (2,641,973)
    Net unrealized appreciation of investments                                                        11,928
                                                                                           -----------------
    Net Assets                                                                                   $   724,400
                                                                                           =================

    See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS

YEAR ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $37)                   $     11,585
Interest                                                                  2,726
                                                                   -------------
                                                                         14,311
                                                                   -------------

EXPENSES

      Administrative services (Note 2)              $     60,000
      Legal and audit fees                                21,649
      Transfer agent fees (Note 2)                        19,543
      Accounting fees                                     16,053

      Investment advisory fees (Note 2)                    6,825
      Custody fees                                         2,929
      Directors                                            3,583
      Miscellaneous                                       15,178
                                                    -------------
        Total expenses                                                  145,760
                                                                   -------------


      Net Investment Loss                                              (131,449)
                                                                   -------------


NET REALIZED AND UNREALIZED GAINS/LOSSES ON
   INVESTMENTS:
   Net realized gain on investments                                       8,850
   Net increase in unrealized appreciation
       on investments                                                   (96,124)
                                                                   -------------
   Net gain on investments                                              (87,274)
                                                                   -------------
   Net decrease in net assets resulting from
       operations                                                  $   (218,723)
                                                                   -------------

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               Year ended                  Year ended
                                                                              June 30, 2008              June 30, 2007
                                                                         ------------------------     ---------------------
OPERATIONS

   Net investment loss                                                   $              (131,449)     $           (126,221)

   Net realized gain (loss) on investments                                                 8,850                   (33,812)

   Change in unrealized appreciation (depreciation) of investments                       (96,124)                   41,314
                                                                         ------------------------     ---------------------
   Net decrease in net assets resulting from operations                                 (218,723)                 (118,719)



CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Net decrease in net assets resulting from capital share
      transactions                                                                       (17,574)                  (45,658)
                                                                         ------------------------     ---------------------
   Net decrease in net assets                                                           (236,297)                 (164,377)
   Net assets at beginning of the year                                                    960,697                1,125,074
                                                                         ------------------------     ---------------------

NET ASSETS at the end of the year                                        $                724,400     $            960,697
                                                                         ========================     =====================

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                           June 30 2008   June 30 2007   June 30 2006   June 30 2005   June 30 2004
                                                           -------------  -------------  -------------  -------------  -------------
Per Share Operating Performance

Net asset value, beginning of year                         $       0.37   $       0.41   $       0.37   $       0.45   $       0.45
                                                           -------------  -------------  -------------  -------------  -------------
Income from investment operations-

   Net investment (loss)                                          (0.05)         (0.05)         (0.05)         (0.05)         (0.05)

   Net realized and unrealized gain (loss) on investments         (0.04)          0.01           0.09          (0.03)          0.05
                                                           -------------  -------------  -------------  -------------  -------------
Total from investment operations                                  (0.09)         (0.04)          0.04          (0.08)             -
                                                           -------------  -------------  -------------  -------------  -------------

Net asset value, end of year                               $       0.28   $       0.37   $       0.41   $       0.37   $       0.45
                                                           =============  =============  =============  =============  =============

Total Return                                                    (24.32%)        (9.76%)        10.81%        (17.78%)         0.00%
                                                           =============  =============  =============  =============  =============

Ratios/Supplemental Data

   Net assets, end of year (000's)                         $        724   $        961   $      1,125   $      1,071   $      1,318
Ratio to average net assets
   Expense ratio - net                                           17.10%         16.36%         12.84%         12.85%         12.56%
   Net (loss)                                                   (15.42%)       (12.85%)       (11.51%)       (11.70%)       (11.81%)
Portfolio turnover rate                                             15%           140%           286%           606%           182%

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Trust Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

      B. Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. At June 30, 2008, for Federal income tax purposes, the Fund had a capital loss carryforward of $2,641,967 of which $1,707,509 expires in fiscal year 2009, and $843,827 expires in fiscal year 2010, and $56,819 expires in fiscal year 2012 and $33,812 expires in fiscal year 2015 to offset future realized gains.

            Effective December 31, 2007, The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for uncertainty in Income Taxes". FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

            FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2008, open Federal tax years include the tax years ended June 30, 2005 through June 30, 2007. The Fund has no examination in progress.

            The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoptions of FIN 48 resulted in no effect to the Fund's financial position or results of operation. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the fiscal year ended June 30, 2008. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

--------------------------------------------------------------------------------
                                                                               1

AMERITOR SECURITY TRUST FUND

June 30, 2008
--------------------------------------------------------------------------------

      C. New Accounting Pronouncements - In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

            In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities". The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

      D. Distributions to Shareholders - No distributions were paid in fiscal years 2007 or 2008. As of June 30, 2008, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Capital loss carryforward                        $(2,641,967)
               Unrealized appreciation                                11,922
                                                                      ------
                                                                $(2,630,045)
                                                                ============

      E. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      G. Reclassification of Capital Accounts - Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2008 the Fund decreased paid in capital by $131,449 and decreased accumulated net investment loss by $131,449

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.
--------------------------------------------------------------------------------
                                                                               2

AMERITOR SECURITY TRUST FUND

June 30, 2008
--------------------------------------------------------------------------------

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                                                Year Ended                       Year Ended
                                                                ----------                       ----------
                                                               June 30, 2008                     June 30, 2007
                                                               -------------                     ------------
                                                             Shares       Amount            Shares       Amount
                                                             ------       ------            ------       ------

           Shares redeemed                                     (53,729)  $   (17,574)       (124,121)   $   (45,658)
                                                            ----------   -----------      ----------    -----------
           Net decrease                                        (53,729)  $   (17,574)       (124,121)   $   (45,658)
                                                            ==========   ===========      ==========    ===========

           Shares outstanding
               Beginning of year                             2,601,482                     2,725,603
                                                             ---------                     ---------
               End of year                                   2,547,753                     2,601,482
                                                             =========                     =========

(4)   PURCHASE AND SALE OF SECURITIES

      During the year ended June 30, 2008, purchases and proceeds from sales of investment securities were $123,554 and $180,515, respectively. Cost of securities for income tax purposes was $734,281 at June 30, 2008. Net unrealized appreciation of investments aggregated $11,922, which relates to gross unrealized appreciation of $143,577 and gross unrealized depreciation of $131,655. The difference between book-basis and tax-basis unrealized appreciation is attributable to wash sales.

                            Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2008 is available on or through the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
                                                                               3

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-202-625-2112 or on the SEC's website at www.sec.gov. . The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.


       -------------------------------------------------------------------------------------------------------------
                  (1)                  (2)           (3)               (4)                (5)             (6)
       -------------------------------------------------------------------------------------------------------------
       Name                        Position(s)     Term of          Principal          Number of         Other
       Address and                  Held with     Office and      Occupation(s)      Portfolios in   Directorships
       Age                            Fund        Length of        During Past       Fund Complex       Held by
                                                 Time Served         5 Years          Overseen by       Trustee
                                                                                        Trustee
       -------------------------------------------------------------------------------------------------------------
       Non-Interested Trustee
       -------------------------------------------------------------------------------------------------------------
       Richard P. Ellison         Non-Interested   8 Years        President and            1         Potomac Group
       1410 Coventry Lane            Trustee        Served       Chief Executive                         Homes;
       Alexandria, VA 22304                        Term is         Officer of                             Boat
       Age 76                                      For Life         Intervest                           America
                                                                 Financial Corp.
       -------------------------------------------------------------------------------------------------------------
       James I. Schwartz
       14801 Pennfield Circle         Non-          5 Year      Retired President          1              None
       #307                        Interested       Served        Capital City
       Silver Spring, MD             Trustee       Term is       Savings & Loan
       20906                                       For Life            And
       Age 80                                                    Schwartz & Co.
       -------------------------------------------------------------------------------------------------------------
       Interested Trustee And Officers
       -------------------------------------------------------------------------------------------------------------
       Carole S. Kinney             Trustee,       8 Years       Chairman of the           1              None
       8020 Thornley Court         Secretary,       served          Board of
       Bethesda, MD 20817              and         Term is          Ameritor
       Age 61                       Chairman       For life         Financial
                                     of the                        Corporation
                                      Fund                         Since 1998
       -------------------------------------------------------------------------------------------------------------
       Jerome Kinney                President      8 Years         Founder and             1              None
       8020 Thornley Court                          served         President,
       Bethesda, MD 20817                           Term=1      Jerome F. Kinney
       Age 77                                        year            Company
                                                                   (builder);
                                                                  President and
                                                                      CEO,
                                                                    Ameritor
                                                                    Financial
                                                                   Corporation
       -------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               4

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

June 30, 2008
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning      Ending            Expenses Paid
                                              Account Value  Account Value       During Period
                                                  1/1/08       6/30/08          1/1/08 - 6/30/08*
                                              -------------  -------------      -----------------
    Actual                                      $1,000.00        $848.48               $81.28
    Hypothetical (5% return before expenses)    $1,000.00      $1,050.00               $80.10

* Expenses are equal to the Fund's annual expense ratio of 17.10% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                                                                               5

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Ameritor Securities Trust Fund
Washington, D.C.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ameritor Security Trust Fund as of June 30, 2008 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ameritor Security Trust Fund as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with auditing standards generally accepted in the United States of America.


                                                   TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 22, 2008

--------------------------------------------------------------------------------
                                                                               6

                                Performance Graph

      The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from June 30, 1999 to June 30, 2008.

                          Total Return vs S&P 500 Index

   [The following table was depicted as a line chart in the printed material.]

                           AVERAGE ANNUAL TOTAL RETURN
                    1 YEAR           5 YEAR          10 YEAR
                    (24.3)%           (9.0)%         (10.6)%
--------------------------------------------------------------------------------

                                    Fund              Index
                    06/30/98       $10,000           $10,000
                    06/30/99       $14,674           $12,277
                    06/30/00       $18,588           $13,166
                    06/30/01        $8,160           $11,083
                    06/30/02        $5,712            $8,960
                    06/30/03        $5,246            $8,945
                    06/30/04        $5,246           $10,653
                    06/30/05        $4,313           $11,326
                    06/30/06        $4,779           $12,304
                    06/30/07        $4,313           $14,837
                    06/30/08        $3,264           $12,890

*    Past performance is not predictive of future performance.
**  S & P 500 Index is adjusted to reflect the reinvestment of dividends.

Returns reflect reinvestment of dividends and capital gains distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

                         Ameritor Financial Corporation
                             Ameritor Security Trust


                                 Privacy Policy

At Ameritor, we recognize the importance of protecting the personal and financial information of Fund shareholders. We consider each shareholder's personal information to be private and confidential. The following describes the practices followed by Ameritor to protect Fund shareholders' privacy.

Ameritor may obtain nonpublic personal information about you from the following sources:

      o Information we receive from you on applications, forms, and other information you provide to us in writing, by telephone, electronically or by any other means; and

      o     Information about your transactions with us or others.

Ameritor will collect and use Fund shareholder personal information only to service shareholder accounts. This information may be used by Ameritor in connection with providing services or financial products requested by Fund shareholders. We will not disclose any nonpublic personal information about you to anyone, except as permitted by law.

Ameritor restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Even if you are no longer a Fund shareholder, Ameritor's Privacy Policy will continue to apply to you.

                                AMERITOR SECURITY TRUST
                                4400 MacArthur Blvd, #301
                                Washington, D.C. 20007-2521
                                1-800-424-8570
                                202-625-6000 Washington, D.C. area

                                Transfer Agent
                                Ameritor Financial Corporation
                                4400 MacArthur Blvd, #301
                                Washington, D.C. 20007-2521

                                Custodian
                                USBank
                                Two Liberty Place,
                                Suite 2000
                                Philadelphia, PA 19102


                                Independent Accountants
                                Tait, Weller & Baker
                                Suite 800
                                8 Penn Center Plaza
                                Philadelphia, PA 19103-2108


                                For more information about Ameritor Security
                                Trust, account information or daily Net Asset Values, call:

                                Shareholder Services
                                1-800-424-8570
                                202-625-6000 Washington, D.C. area

ITEM 2.  CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

     (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

     (d) The registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Richard Ellison, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Ellison is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $9,000 and $9,000 for fiscal years ended June 30, 2008 and 2007, respectively.

     (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2008 and 2007, respectively.

     (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $1,500 and $1,500 for the fiscal years ended June 30, 2008 and 2007, respectively.

     (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2008 and 2007, respectively.

     (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

     (e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) Rule 2-01 of Regulation S-X.

     (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended June 30, 2007 and June 30, 2006 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's account for the registrant's adviser.

     (h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

      The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted:  September 2003

ITEM 12.  EXHIBITS

     (a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.


                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Jerome Kinney,
                          --------------------------------------------
                          President and Treasurer

Date  August 28, 2008
      ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney,
                          --------------------------------------------
                          President and Treasurer

Date  August 28, 2008
      ----------------------